SUPPLEMENT DATED MAY 4, 2000

                            TO THE PROSPECTUS OF THE
                           AAL VARIABLE LIFE ACCOUNT I
                                DATED MAY 1, 2000


The text on page 7 "Advisory Fees After Expense Reimbursement" is changed to "Total Annual Fund Expenses."

--------------------------------- ---------------------------------------
           PORTFOLIO                    TOTAL ANNUAL FUND EXPENSES
--------------------------------- ---------------------------------------
Small Company Stock                               0.41%
--------------------------------- ---------------------------------------
International Stock                               1.13%
--------------------------------- ---------------------------------------
Large Company Stock                               0.35%
--------------------------------- ---------------------------------------
Balanced                                          0.36%
--------------------------------- ---------------------------------------
High Yield Bond                                   0.50%
--------------------------------- ---------------------------------------
Bond                                              0.44%
--------------------------------- ---------------------------------------
Money Market                                      0.41%
--------------------------------- ---------------------------------------




14166PS1  5/00